TEMPLETON GROWTH SECURITIES FUND
            (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED FEBRUARY 28, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by replacing the MANAGEMENT section (page TG-5) with the following:

[Insert graphic of briefcase]
MANAGEMENT

Templeton Global Advisors Limited (TGAL), Lyford Cay, Nassau, Bahamas, is the Fund's investment manager.

Under an agreement with TGAL, Templeton Asset Management Limited (TAML), #7 Temasek Boulevard #38-3, Suntec Tower One, Singapore 038987, serves as the Fund's sub-advisor. TAML provides TGAL with investment management advice and assistance.

MANAGEMENT TEAM  The team responsible for the Fund's management is:

JOHN CRONE                         Mr. Crone has been a manager of the Fund
VICE PRESIDENT, TGAL               since  October  2001,  and has  been  with
PORTFOLIO MANAGER, TAML            Franklin Templeton Investments since 1995.

DALE WINNER, CFA                   Mr. Winner has been a manager of the Fund
VICE PRESIDENT, TGAL               since  January  2001,  and has  been  with
                                   Franklin Templeton Investments since 1995.

MURDO MURCHISON, CFA               Mr.  Murchison  has been a manager  of the
SENIOR VICE PRESIDENT, TGAL        Fund since January 2001, and has been with
                                   Franklin Templeton Investments since 1993.

 The Fund pays TGAL a fee for managing its assets and providing certain administrative facilities and services to the Fund. For the fiscal year ended December 31, 2000, the Fund paid 0.81% of its average daily net assets to TGAL for its services.

               PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                   TG P 022802








                      FRANKLIN VALUE SECURITIES FUND (Fund)
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED FEBRUARY 28, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2001


Effective May 1, 2002, the Fund's name will be changed to Franklin Small Cap Value Securities Fund, and the Fund's principal investment policy will be restated to one of normally investing at least 80% of net assets in investments of small capitalization companies. The paragraph below explains these changes, and replaces the first sentence of the MAIN INVESTMENTS section and the callout box on page FV-1 of the current prospectus. These changes have been approved by the Board of Trustees.

[Begin callout]
The Fund invests primarily in small capitalization companies that the manager believes are undervalued.
[End callout]

      MAIN INVESTMENTS The Fund will normally invest at least 80% of its net assets in investments of small capitalization (small cap) companies. For this Fund, small cap companies are those companies with market capitalization values not exceeding $2.5 billion, at the time of purchase. The Fund will invest in equity securities of companies that the Fund's manager believes are selling substantially below the underlying value of their assets or their private market value (what a sophisticated investor would pay for the entire company).

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.


                                                        FV P 022802






                          MUTUAL SHARES SECURITIES FUND
             (FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST)
                       SUPPLEMENT DATED FEBRUARY 28, 2002
                       TO THE PROSPECTUS DATED MAY 1, 2001

The prospectus is amended by replacing the MANAGEMENT section (page MS-6) with the following:

[Insert graphic of briefcase]
MANAGEMENT

Franklin Mutual Advisers, LLC (Franklin Mutual), 51 John F. Kennedy Parkway, Short Hills, NJ 07078, is the Fund's investment manager.

MANAGEMENT TEAM  The team responsible for the Fund's management is:

DAVID J. WINTERS, CFA               Mr. Winters has been a manager of the Fund
PRESIDENT AND CHIEF                 since August 2001, and has been with
INVESTMENT OFFICER                  Franklin Templeton Investments since
FRANKLIN MUTUAL                     1996. Before November 1996, Mr. Winters was
                                    employed as a research analyst for
                                    Heine Securities Corporation, the
                                    predecessor of Franklin Mutual.

TIMOTHY RANKIN, CFA                 Mr. Rankin has been an assistant portfolio
ASSISTANT PORTFOLIO                 manager of the Fund since July 2001,
MANAGER                             and has been with Franklin Templeton
FRANKLIN MUTUAL                     Investments since 1997. Before
                                    August 1997, Mr. Rankin was a research
                                    analyst and portfolio manager for
                                    Glickenhaus & Co.

DEBBIE TURNER, CFA                  Ms. Turner has been an assistant portfolio
ASSISTANT PORTFOLIO                 manager of the Fund since August 2001,
MANAGER                             and has been with Franklin Templeton
FRANKLIN MUTUAL                     Investments since June 1993.

The Fund pays Franklin Mutual a fee for managing the Fund's assets. For the fiscal year ended December 31, 2000, the Fund paid 0.60% of it average daily net assets to Franklin Mutual for its services.

                PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE.

                                                                     MS P 022802